Share-based Payments - Summary of Number and Weighted Average Exercise Prices (WAEP) of, and Movements in, Options (Detail)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares £ / shares $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 £ / shares $ / shares	Dec. 31, 2021 £ / shares	Dec. 31, 2020 £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1	8,923,600	8,923,600	8,923,600	8,923,600
Options over ADR Number granted during the year | shares	0	0
Options over ADR Number forfeited during the year	(625,906)	(625,906)
Outstanding at December 31	8,297,694	8,297,694	8,923,600	8,923,600
Options over ADR Number exercisable at December 31	8,297,694	8,297,694	8,923,600	8,923,600	8,297,694	8,923,600
WAEP options outstanding at beginning of the year | £ / shares		£ 1.32		£ 1.32
WAEP options forfeited during the year | £ / shares		1.29
WAEP options outstanding at December 31 | £ / shares		£ 1.31		£ 1.32
WAEP options exercisable at December 31 | £ / shares					£ 1.31	£ 1.32
2019 Equity Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1	1,567,873	1,567,873	798,050	798,050
Options over ADR Number granted during the year	2,696,960	2,696,960	1,167,836	1,167,836
Options over ADR Number cancelled during the year	(253,277)	(253,277)	(406)	(406)
Options over ADR Number forfeited during the year	(28,521)	(28,521)	(397,607)	(397,607)
Options over ADR Number exercised during the year	(39,333)	(39,333)
Outstanding at December 31	3,943,702	3,943,702	1,567,873	1,567,873
Options over ADR Number exercisable at December 31	727,698	727,698	259,829	259,829	727,698	259,829
WAEP options outstanding at beginning of the year	$ 2.94		$ 4.29
WAEP options granted during the year	2.83		2.00
WAEP options cancelled during the year	2.66		5.40
WAEP options forfeited during the year	5.37		2.87
WAEP options exercised during the year	2.11
WAEP options outstanding at December 31	2.88		2.94
WAEP options exercisable at December 31	$ 3.16	£ 3.16	$ 4.42	£ 4.42
2019 Non-Executive Director Equity Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1	149,416	149,416	77,000	77,000
Options over ADR Number granted during the year	296,000	296,000	77,000	77,000
Options over ADR Number cancelled during the year	(23,625)	(23,625)
Options over ADR Number forfeited during the year			(4,584)	(4,584)
Outstanding at December 31	421,791	421,791	149,416	149,416
Options over ADR Number exercisable at December 31	386,623	386,623	138,412	138,412	386,623	138,412
WAEP options outstanding at beginning of the year	$ 3.06		$ 4.20
WAEP options granted during the year	2.81		1.84
WAEP options cancelled during the year	2.72
WAEP options forfeited during the year			1.84
WAEP options outstanding at December 31	2.90		3.06
WAEP options exercisable at December 31	$ 2.91	£ 2.91	$ 3.15	£ 3.15
Mereo BioPharma Group plc Share Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1	1,411,395	1,411,395	1,524,065	1,524,065
Options over ADR Number forfeited during the year	(87,430)	(87,430)	(112,670)	(112,670)
Outstanding at December 31	1,323,965	1,323,965	1,411,395	1,411,395
Options over ADR Number exercisable at December 31	1,323,965	1,323,965	1,210,410	1,210,410	1,323,965	1,210,410
WAEP options outstanding at beginning of the year | £ / shares		£ 3.14		£ 3.07
WAEP options forfeited during the year | £ / shares		3.11		3.03
WAEP options outstanding at December 31 | £ / shares		£ 3.04		£ 3.14
WAEP options exercisable at December 31 | £ / shares					£ 3.04	£ 3.01